Note 3 - Basis of Presentation (Details Textual) $ in Thousands, $ in Millions	Jul. 08, 2020 CAD ($)	Jun. 30, 2020	Mar. 31, 2020 CAD ($)		Mar. 31, 2020 USD ($)		Dec. 31, 2019	Dec. 02, 2019	Mar. 31, 2019 CAD ($)		Sep. 12, 2018 USD ($)	Apr. 18, 2018 CAD ($)	Apr. 18, 2018 USD ($)
Statement Line Items [Line Items]
Total borrowings			$ 782,003						$ 725,372
Preferred shares, fixed-to-floating rate	8.50%
Equity investment commitment	$ 100,000
Credit facility [member]
Statement Line Items [Line Items]
Borrowings, debt accordion												$ 370,000
Borrowings, senior debit to EBITDA covenant ratio			2.15		2.15		1.5
Borrowings, EBITDA covenant ratio			4		4		3.5
Borrowings, interest rate												3.75%	3.75%
Total borrowings	$ 335,000		$ 236,389						$ 201,577	[1]
Borrowings, term (Year)	3 years
Credit facility [member] | Changes in debt covenant ratios [member]
Statement Line Items [Line Items]
Borrowings, senior debit to EBITDA covenant ratio		2
Borrowings, EBITDA covenant ratio		4
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Notional amount											$ 250.0		$ 250.0
Borrowings, interest rate			8.75%	[2]	8.75%	[2]		8.75%	8.75%	[2]	8.75%
Total borrowings			$ 280,535	[3]	$ 14.0				$ 240,094	[3]
Subordinated convertible debentures due March 31, 2023 [member]
Statement Line Items [Line Items]
Borrowings, convertible, exchange for common equity	$ 100,000
Borrowings, interest rate	6.75%
Subordinated convertible debentures due December 31, 2021 [member]
Statement Line Items [Line Items]
Borrowings, convertible, exchange for common equity	$ 160,000
Borrowings, interest rate	6.75%

[1]	As of April 18, 2018, the Company had renegotiated an agreement with a syndicate of lenders that includes Canadian Imperial Bank of Commerce ("CIBC"), National Bank of Canada ("National"), HSBC Bank Canada, JPMorgan Chase Bank N.A., Alberta Treasury Branches, Canadian Western Bank and Morgan Stanley Senior Funding, Inc., a subsidiary of Morgan Stanley Bank N.A. The agreement extended Just Energy's credit facility for an additional two years to September 1, 2020. The facility size was increased to $352.5 million from $342.5 million, with an accordion for Just Energy to draw up to $370 million. On June 28, 2019, the Company exercised its option to access the amounts relating to the accordion agreement as part of the credit facility. Certain principal amount outstanding under the letter of credit facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. The Company amended its senior secured credit facility to increase the senior debt to EBITDA covenant ratio from 1.50:1 to 2.15:1 and the total debt to EBITDA covenant ratio from 3.50:1 to 4.00:1 for the fourth quarter of fiscal 2020. As at March 31, 2020, the Company was compliant with all of these covenants. Interest is payable on outstanding loans at rates that vary with Bankers' Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of Bankers' Acceptances and LIBOR advances at stamping fees of 3.750%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.750% and letters of credit are at a rate of 3.750%. Interest rates are adjusted quarterly based on certain financial performance indicators. As at March 31, 2020, the Canadian prime rate was 2.45% and the U.S. prime rate was 3.25%. As at March 31, 2020, $236.4 million has been drawn against the facility and total letters of credit outstanding as of March 31, 2020 amounted to $72.5 million (March 31, 2019 - $94.0 million). As at March 31, 2020, Just Energy has $61.1 million of the facility remaining for future working capital and/or security requirements. Just Energy's obligations under the credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the Barbados, Ireland, Japan and German operations. Just Energy is required to meet a number of financial covenants under the credit facility agreement.
[2]	On September 12, 2018, Just Energy entered into a US$250 million non-revolving multi-draw senior unsecured term loan facility (the "8.75% loan") with Sagard Credit Partners, LP and certain funds managed by a leading U.S.-based global fixed income asset manager. The 8.75% loan bears interest at 8.75% per annum payable semi-annually in arrears on June 30 and December 31 in each year plus fees and will mature on September 12, 2023. Counterparties were issued 7.5 million warrants at a strike price of $8.56 each, convertible to one Just Energy common stock. The value of these warrants has been assessed as nominal. The 8.75% loan has three tranches. The first tranche of US$50 million is earmarked for general corporate purposes, including to pay down Just Energy's credit facility. The second tranche of US$150 million is earmarked towards the settlement of Just Energy's 6.5% convertible bonds. The third tranche of US$50 million is earmarked for investments and future acquisitions. As of March 31, 2020, US$207.0 million was drawn from the 8.75% loan. On July 29, 2019, the Company drew US$7.0 million from the second tranche and US$7.0 million from the third tranche. The US$14 million draws were secured by a personal guarantee from a director of the Company. At March 31, 2020 the Company has US$43.0 million available under the facility to draw, earmarked for investments and future acquisitions. The Company has amended the covenants on its senior unsecured term loan facility to increase the senior debt to EBITDA covenant ratio from 1.65:1 to 2.30:1 and the total debt to EBITDA covenant from 3.50:1 to 4.25:1 for the fourth quarter of fiscal 2020. As at March 31, 2020 the Company was compliant with all of these covenants.
[3]	On September 12, 2018, Just Energy entered into a US$250 million non-revolving multi-draw senior unsecured term loan facility (the "8.75% loan") with Sagard Credit Partners, LP and certain funds managed by a leading U.S.-based global fixed income asset manager. The 8.75% loan bears interest at 8.75% per annum payable semi-annually in arrears on June 30 and December 31 in each year plus fees and will mature on September 12, 2023. Counterparties were issued 7.5 million warrants at a strike price of $8.56 each, convertible to one Just Energy common stock. The value of these warrants has been assessed as nominal. The 8.75% loan has three tranches. The first tranche of US$50 million is earmarked for general corporate purposes, including to pay down Just Energy's credit facility. The second tranche of US$150 million is earmarked towards the settlement of Just Energy's 6.5% convertible bonds. The third tranche of US$50 million is earmarked for investments and future acquisitions. As of March 31, 2020, US$207.0 million was drawn from the 8.75% loan. On July 29, 2019, the Company drew US$7.0 million from the second tranche and US$7.0 million from the third tranche. The US$14 million draws were secured by a personal guarantee from a director of the Company. At March 31, 2020 the Company has US$43.0 million available under the facility to draw, earmarked for investments and future acquisitions. The Company has amended the covenants on its senior unsecured term loan facility to increase the senior debt to EBITDA covenant ratio from 1.65:1 to 2.30:1 and the total debt to EBITDA covenant from 3.50:1 to 4.25:1 for the fourth quarter of fiscal 2020. As at March 31, 2020 the Company was compliant with all of these covenants.